Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended					24 Months Ended				12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011 Initial Public Offering [Member]	Sep. 30, 2010 Initial Public Offering [Member]	Sep. 30, 2009 Initial Public Offering [Member]	Sep. 30, 2014 Corporate Reorganization [Member]	Sep. 30, 2011 Corporate Reorganization [Member]	Sep. 30, 2013 Corporate Reorganization [Member]	Sep. 30, 2011 Minimum [Member] hours years	Sep. 30, 2011 Minimum [Member] Discretionary Contribution Type I [Member]	Sep. 30, 2011 Minimum [Member] Discretionary Contribution Type II [Member]	Sep. 30, 2011 Profit Sharing Plan [Member]	Sep. 30, 2010 Profit Sharing Plan [Member]	Sep. 30, 2009 Profit Sharing Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Period of service required for plan eligibility, years												1
Employee age required for plan eligibility, years												21
Number of hours required for plan eligibility												1,000
Types of discretionary contributions provided under profit sharing plan	2
Percentage of contribution under profit sharing plan													0.00%	0.00%
Percentage of employee matching contribution under profit sharing plan															50.00%
Total Bank contributions															$ 105,000	$ 101,000	$ 102,000
Number shares acquired by ESOP trust						3,024,574				4,726,000
Number of shares acquired by ESOP post corporate reorganization	6,846,728
Corporate Reorganization, Common Stock Exchange Ratio	2.2637
Percentage of fixed bearing interest rate on loan						5.80%				3.25%
Fixed rate interest loan, installments						3,000,000			2,700,000
Fixed rate interest loan, number of installments	3
Employee Stock Ownership Plan (ESOP), Debt Structure, Employer Loan, Description	two
ESOP principal loan amount						2,500,000	2,400,000	2,300,000
Interest amount on ESOP loan						465,000	604,000	735,000		1,200,000	1,500,000
Shares Held In Employee Stock Ownership Plan, Allocated	531,025
Shares Held In Employee Stock Ownership Plan, Committed-to-be-Released				551,988	551,988
Compensation expense related to the ESOP	6,022,000	6,481,000	7,929,000
Compensation expense related to the ESOP including dividends	8,700,000
Dividends on unallocated ESOP shares in excess of debt service payments	2,700,000
Employee stock ownership plan ESOP debt structure employer cash payments used for debt service	$ 1,400,000	$ 1,100,000	$ 863,000
Percentage of ESOP shares diversified												25.00%
Age period of diversified ESOP shares, years	50